Convertible Senior Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) d	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible senior notes, net of underwriting fees and offering costs		$ 907,950	$ 0
0.125% Convertible Senior Notes Due 2025 | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 920,000
Stated interest rate	0.125%
Proceeds from convertible senior notes, net of underwriting fees and offering costs	$ 907,950
Conversion ratio	0.0006944
Conversion price | $ / shares	$ 1,440.09
Equity component, gross amount		158,810
Issuance costs attributable to the liability component		9,944
Issuance costs attributable to the equity component		$ 2,106
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Stock Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day) | d		20
Threshold number of consecutive trading days (day) | d		30
Threshold percentage of stock price trigger	130.00%
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Notes Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day) | d		10
Threshold number of consecutive trading days (day) | d		10
Threshold percentage of stock price trigger		98.00%
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Redemption, Option One
Debt Instrument [Line Items]
Threshold number of trading days (day) | d		20
Threshold number of consecutive trading days (day) | d		30
Threshold percentage of stock price trigger		130.00%
Redemption price, percentage		100.00%
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Redemption, Option Two
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Redemption, threshold amount of principal outstanding		$ 80,000
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Redemption, Option Three
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Redemption, Option Four
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
0.125% Convertible Senior Notes Due 2025 | Convertible Debt | Redemption, Option Five
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Redemption, ownership interest required to declare default		0.25
Effective interest rate		4.01%